CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 1,179	$ 1,283
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	35,442,056	35,424,669
Ordinary shares, shares outstanding	34,338,960	34,321,573
Treasury shares	1,103,096	1,103,096